Bonds Payable - Additional Information (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Mar. 20, 2019
Disclosure of detailed information about financial instruments [line items]
Bonds payable at par value		¥ 35,000	¥ 35,000
Bonds Payable		34,992	34,990
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable	[1]	35,602	35,551
Bonds payable [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable carrying value		¥ 34,992	34,990
Subordinated bonds maturity term		10 years
Coupon rate per annum for remaining 5 years		5.28%
Bonds payable at par value		¥ 35,000	35,000	¥ 35,000
Fixed coupon rate		4.28%
Bonds payable [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable		¥ 35,602	¥ 35,551

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.